OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Components of Other Comprehensive Income/(Loss)
Components of Other comprehensive (loss)/income, including the portion attributable to non-controlling interests and related tax effects, are as follows:

year ended December 31, 2017	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation losses on net investment in foreign operations	(746)	(3)	(749)
Reclassification of foreign currency translation gains on net investment on disposal of foreign operations	(77)	—	(77)
Change in fair value of net investment hedges	—	—	—
Change in fair value of cash flow hedges	3	—	3
Reclassification to net income of gains and losses on cash flow hedges	(3)	1	(2)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(14)	3	(11)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	21	(5)	16
Other comprehensive loss on equity investments	(141)	35	(106)
Other Comprehensive Loss	(957)	31	(926)

year ended December 31, 2016	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	3	—	3
Change in fair value of net investment hedges	(14)	4	(10)
Change in fair value of cash flow hedges	44	(14)	30
Reclassification to net income of gains and losses on cash flow hedges	71	(29)	42
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(38)	12	(26)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	22	(6)	16
Other comprehensive loss on equity investments	(117)	30	(87)
Other Comprehensive Loss	(29)	(3)	(32)

year ended December 31, 2015	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)
Foreign currency translation gains on net investment in foreign operations	798	15	813
Change in fair value of net investment hedges	(505)	133	(372)
Change in fair value of cash flow hedges	(92)	35	(57)
Reclassification to net income of gains and losses on cash flow hedges	144	(56)	88
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	74	(23)	51
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	41	(9)	32
Other comprehensive income on equity investments	62	(15)	47
Other Comprehensive Income	522	80	602

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component are as follows:

	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2015	(518)	(128)	(281)	(308)	(1,235)
Other comprehensive income/(loss) before reclassifications[2]	135	(57)	51	33	162
Amounts reclassified from AOCI	—	88	32	14	134
Net current period other comprehensive income	135	31	83	47	296
AOCI balance at December 31, 2015	(383)	(97)	(198)	(261)	(939)
Other comprehensive income/(loss) before reclassifications[2]	7	27	(26)	(101)	(93)
Amounts reclassified from AOCI	—	42	16	14	72
Net current period other comprehensive income/(loss)	7	69	(10)	(87)	(21)
AOCI balance at December 31, 2016	(376)	(28)	(208)	(348)	(960)
Other comprehensive (loss)/income before reclassifications[2,3]	(590)	(1)	(11)	(117)	(719)
Amounts reclassified from AOCI[4]	(77)	(2)	16	11	(52)
Net current period other comprehensive (loss)/income	(667)	(3)	5	(106)	(771)
AOCI balance at December 31, 2017	(1,043)	(31)	(203)	(454)	(1,731)

1	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.

2
In 2017, other comprehensive (loss)/income before reclassifications on currency translation adjustments and cash flow hedges is net of non-controlling interest losses of $159 million (2016 – $14 million losses; 2015 – $306 million gains) and gains of $4 million (2016 – $3 million gains and 2015 – nil), respectively.

3	Other comprehensive (loss)/income before reclassification on pension and other post-retirement benefit plan adjustments includes a $27 million reduction on settlements and curtailments.

4
Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $19 million ($14 million, net of tax) at December 31, 2017. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income are as follows:

	Amounts Reclassified From AOCI[1]			Affected Line Item in the Consolidated Statement of Income
year ended December 31	2017	2016	2015
(millions of Canadian $)

Cash flow hedges
Commodities	20	(57)	(128)	Revenues (Energy)
Interest	(17)	(14)	(16)	Interest expense
	3	(71)	(144)	Total before tax
	(1)	29	56	Income tax (recovery)/expense
	2	(42)	(88)	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial loss and past service cost	(15)	(22)	(41)	Plant operating costs and other[2]
Settlement charge	(2)	—	—	Plant operating costs and other[2]
	(17)	(22)	(41)	Total before tax
	5	6	9	Income tax (recovery)/expense
	(12)	(16)	(32)	Net of tax
Equity investments
Equity income	(15)	(19)	(19)	Income from equity investments
	4	5	5	Income tax (recovery)/expense
	(11)	(14)	(14)	Net of tax
Currency translation adjustments
Realization of foreign currency translation gains on disposal of foreign operations	77	—	—	Gain/(loss) on sale of assets held for sale/sold
	—	—	—	Income tax (recovery)/expense
	77	—	—	Net of tax

1	All amounts in parentheses indicate expenses to the Consolidated statement of income.

2	These AOCI components are included in the computation of net benefit cost. Refer to Note 23, Employee post-retirement benefits for further information.